Cover Page Document	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	CERECOR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37590
Entity Tax Identification Number	45-0705648
Entity Address, Address Line One	540 Gaither Road, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	410
Local Phone Number	522-8707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CERC
Entity Emerging Growth Company	false
Entity Central Index Key	0001534120
Amendment Flag	false